Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Cash equivalents
Depreciation and amortization expense	$ 2,302
Minimum [Member]
Estimated useful life	3 years
Maximum [Member]
Estimated useful life	5 years